ACCOUNTING PRINCIPLES AND POLICIES - Foreign currency translation (Details)		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Closing foreign exchange rate	1.0667	1.0667	1.1334	1.228
Average foreign exchange rate	1.0543	1.0543	1.1860	1.1426